Schedule of Investments (unaudited) January 31, 2020	iShares® U.S. Consumer Services ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 3.1%
Alaska Air Group Inc.	33,762	$2,180,688
Allegiant Travel Co.	3,646	612,674
American Airlines Group Inc.	106,751	2,865,197
Delta Air Lines Inc.	157,379	8,772,305
JetBlue Airways Corp.(a)	79,293	1,572,380
Southwest Airlines Co.	129,570	7,123,759
Spirit Airlines Inc.(a)	18,902	776,305
United Airlines Holdings Inc.(a)	59,541	4,453,667

		28,356,975

Commercial Services & Supplies — 1.1%
Copart Inc.(a)	55,965	5,678,209
IAA Inc.(a)	36,641	1,731,654
KAR Auction Services Inc.	35,568	747,639
Rollins Inc.	38,694	1,468,437

		9,625,939

Distributors — 0.3%
LKQ Corp.(a)	83,921	2,742,958

Diversified Consumer Services — 1.3%
Adtalem Global Education Inc.(a)	14,992	517,374
Bright Horizons Family Solutions Inc.(a)	15,947	2,611,002
Chegg Inc.(a)	31,607	1,303,157
frontdoor Inc.(a)(b)	23,303	992,242
Graham Holdings Co., Class B	1,202	660,162
Grand Canyon Education Inc.(a)	13,261	1,038,071
H&R Block Inc.	53,668	1,245,097
Service Corp. International	50,085	2,401,576
ServiceMaster Global Holdings Inc.(a)	37,274	1,343,728

		12,112,409

Entertainment — 13.0%
Cinemark Holdings Inc.	29,387	925,984
Liberty Media Corp.-Liberty Formula One, Class A(a)	7,205	320,983
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	55,621	2,602,506
Lions Gate Entertainment Corp., Class A(a)	16,232	161,184
Lions Gate Entertainment Corp., Class B, NVS(a)	30,575	285,265
Live Nation Entertainment Inc.(a)	38,591	2,630,362
Madison Square Garden Co. (The), Class A(a)	4,736	1,402,756
Netflix Inc.(a)	119,776	41,333,500
Roku Inc.(a)	25,082	3,033,668
Walt Disney Co. (The)	467,528	64,663,798
World Wrestling Entertainment Inc., Class A(b)	13,100	640,328

		118,000,334

Food & Staples Retailing — 11.6%
Casey’s General Stores Inc.	10,096	1,624,042
Costco Wholesale Corp.	120,735	36,886,957
Kroger Co. (The)	219,467	5,894,884
Sprouts Farmers Market Inc.(a)	32,769	512,179
Sysco Corp.	139,527	11,460,748
Walgreens Boots Alliance Inc.	204,974	10,422,928
Walmart Inc.	336,575	38,534,472

		105,336,210

Health Care Providers & Services — 0.8%
AmerisourceBergen Corp.	41,169	3,522,420
Cardinal Health Inc.	80,066	4,100,180

		7,622,600

Hotels, Restaurants & Leisure — 18.1%
Aramark	68,351	3,017,013

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Boyd Gaming Corp.	22,160	$661,476
Caesars Entertainment Corp.(a)	153,027	2,091,879
Carnival Corp.	109,580	4,770,018
Cheesecake Factory Inc. (The)	11,428	438,835
Chipotle Mexican Grill Inc.(a)	6,995	6,062,986
Choice Hotels International Inc.	8,764	878,153
Churchill Downs Inc.	9,742	1,406,550
Cracker Barrel Old Country Store Inc.	6,626	1,013,314
Darden Restaurants Inc.	33,576	3,909,254
Domino’s Pizza Inc.	11,208	3,157,854
Dunkin’ Brands Group Inc.	22,731	1,775,064
Extended Stay America Inc.	50,552	653,132
Hilton Grand Vacations Inc.(a)(b)	23,599	753,044
Hilton Worldwide Holdings Inc.	77,160	8,317,848
Hyatt Hotels Corp., Class A	10,093	853,262
Las Vegas Sands Corp.	92,455	6,038,236
Marriott International Inc./MD, Class A	74,189	10,390,911
Marriott Vacations Worldwide Corp.	10,287	1,236,909
McDonald’s Corp.	205,689	44,011,275
MGM Resorts International	140,937	4,377,503
Norwegian Cruise Line Holdings Ltd.(a)	58,287	3,138,755
Planet Fitness Inc., Class A(a)(b)	22,444	1,813,251
Royal Caribbean Cruises Ltd.	47,038	5,507,209
Six Flags Entertainment Corp.	21,701	827,459
Starbucks Corp.	322,799	27,383,039
Texas Roadhouse Inc.	17,973	1,123,313
Vail Resorts Inc.	11,050	2,591,336
Wendy’s Co. (The)	50,668	1,097,976
Wyndham Destinations Inc.	24,936	1,210,144
Wyndham Hotels & Resorts Inc.	26,130	1,493,852
Wynn Resorts Ltd.	26,456	3,337,689
Yum! Brands Inc.	82,712	8,748,448

		164,086,987

Interactive Media & Services — 0.2%
Pinterest Inc., Class A(a)	23,973	528,125
TripAdvisor Inc.	28,976	791,624
Yelp Inc.(a)(b)	17,688	576,629

		1,896,378

Internet & Direct Marketing Retail — 14.3%
Amazon.com Inc.(a)	50,893	102,229,787
Booking Holdings Inc.(a)(b)	11,441	20,943,323
Expedia Group Inc.	38,257	4,148,972
Qurate Retail Inc., Series A(a)	106,540	908,786
Wayfair Inc., Class A(a)(b)	18,053	1,691,566

		129,922,434

IT Services — 0.1%
LiveRamp Holdings Inc.(a)	18,685	751,884

Media — 12.7%
Altice USA Inc., Class A(a)	84,647	2,315,942
AMC Networks Inc., Class A(a)	12,256	448,447
Cable One Inc.	1,378	2,348,153
Charter Communications Inc., Class A(a)	42,854	22,175,231
Comcast Corp., Class A	952,022	41,117,830
Discovery Inc., Class A(a)(b)	43,450	1,271,347
Discovery Inc., Class C, NVS(a)	91,861	2,550,980
DISH Network Corp., Class A(a)	70,206	2,580,773
Fox Corp., Class A, NVS	96,769	3,588,195
Fox Corp., Class B(a)	44,320	1,610,146

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® U.S. Consumer Services ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
Interpublic Group of Companies Inc. (The)	106,229	$2,411,398
John Wiley & Sons Inc., Class A	12,130	529,111
Liberty Broadband Corp., Class A(a)	6,696	881,127
Liberty Broadband Corp., Class C, NVS(a)	41,782	5,554,081
Liberty Global PLC, Class A(a)(b)	45,027	923,954
Liberty Global PLC, Class C, NVS(a)	113,036	2,201,941
Liberty Latin America Ltd., Class A(a)	13,040	217,507
Liberty Latin America Ltd., Class C, NVS(a)(b)	31,626	532,898
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	22,949	1,114,633
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	40,171	1,969,182
Meredith Corp.	11,189	336,229
New York Times Co. (The), Class A(b)	39,517	1,264,939
News Corp., Class A, NVS	106,662	1,452,736
News Corp., Class B	33,850	472,885
Nexstar Media Group Inc., Class A	12,666	1,534,486
Omnicom Group Inc.	59,589	4,487,648
Sinclair Broadcast Group Inc., Class A	18,540	554,717
Sirius XM Holdings Inc.	375,620	2,655,633
TEGNA Inc.	59,725	1,009,353
ViacomCBS Inc., Class B, NVS	147,819	5,045,062

		115,156,564

Multiline Retail — 4.1%
Dollar General Corp.	69,608	10,678,563
Dollar Tree Inc.(a)	64,737	5,636,651
Kohl’s Corp.	42,935	1,835,471
Macy’s Inc.	84,877	1,353,788
Nordstrom Inc.	29,471	1,086,301
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	15,098	800,798
Target Corp.	138,516	15,339,262

		36,730,834

Professional Services — 1.0%
IHS Markit Ltd.(a)	109,655	8,647,393

Road & Rail — 0.7%
AMERCO	2,219	823,848
Avis Budget Group Inc.(a)	15,777	517,486
Lyft Inc., Class A(a)(b)	55,717	2,645,443
Uber Technologies Inc.(a)(b)	56,143	2,037,429

		6,024,206

Specialty Retail — 17.3%
Aaron’s Inc.	18,485	1,097,270
Advance Auto Parts Inc.	18,967	2,498,902
American Eagle Outfitters Inc.	43,985	633,384
AutoNation Inc.(a)	16,275	690,711
AutoZone Inc.(a)	6,516	6,893,667
Best Buy Co. Inc.	62,300	5,276,187
Burlington Stores Inc.(a)	18,140	3,944,906
CarMax Inc.(a)	45,015	4,368,256
Carvana Co.(a)(b)	13,864	1,098,722

Security	Shares	Value

Specialty Retail (continued)
Dick’s Sporting Goods Inc.	17,550	$776,237
Five Below Inc.(a)	15,277	1,729,662
Floor & Decor Holdings Inc., Class A(a)	19,317	952,521
Foot Locker Inc.	29,454	1,118,368
Gap Inc. (The)	58,581	1,019,895
Home Depot Inc. (The)	190,402	43,430,696
L Brands Inc.	63,852	1,478,812
Lithia Motors Inc., Class A	6,246	847,207
Lowe’s Companies Inc.	209,486	24,350,653
Murphy USA Inc.(a)	7,976	814,908
National Vision Holdings Inc.(a)	21,718	741,018
O’Reilly Automotive Inc.(a)	20,688	8,401,397
Penske Automotive Group Inc.	9,379	440,532
Ross Stores Inc.	98,918	11,097,610
Tiffany & Co.	29,559	3,961,497
TJX Companies Inc. (The)	331,500	19,571,760
Tractor Supply Co.	32,418	3,013,253
Ulta Salon Cosmetics & Fragrance Inc.(a)(b)	15,648	4,192,256
Urban Outfitters Inc.(a)(b)	19,619	502,246
Williams-Sonoma Inc.	21,307	1,493,195

		156,435,728

Trading Companies & Distributors — 0.1%
Beacon Roofing Supply Inc.(a)	18,978	628,362

Total Common Stocks — 99.8% (Cost: $831,752,913)		904,078,195

Short-Term Investments

Money Market Funds — 2.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(c)(d)(e)	18,193,013	18,203,929
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(c)(d)	2,040,000	2,040,000

		20,243,929

Total Short-Term Investments — 2.2% (Cost: $20,239,971)		20,243,929

Total Investments in Securities — 102.0% (Cost: $851,992,884)		924,322,124

Other Assets, Less Liabilities — (2.0)%		(18,266,599)

Net Assets — 100.0%		$906,055,525

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® U.S. Consumer Services ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	29,031,428	(10,838,415)	18,193,013	$18,203,929	$92,287	(b)	$2,701		$2,476
BlackRock Cash Funds: Treasury, SL Agency Shares	1,029,637	1,010,363	2,040,000	2,040,000	21,611		—		—

				$20,243,929	$113,898		$2,701		$2,476

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P Select Sector Consumer Discretionary Index	11	03/20/20	$1,391	$(5,493)
S&P 500 E-Mini	3	03/20/20	484	(6,319)

				$(11,812)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$904,078,195	$—	$—	$904,078,195
Money Market Funds	20,243,929	—	—	20,243,929

	$924,322,124	$—	$—	$924,322,124

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(11,812)	$—	$—	$(11,812)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

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